Derivative Instruments and Hedging Activities - Additional Information (Detail) (USD $)	12 Months Ended
Sep. 30, 2012
Derivative [Line Items]
Notional Amount of Interest Rate Derivatives	$ 1,207,703
Interest Rate Cash Flow Hedge Asset at Fair Value	1,200,000
Interest Rate Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net	5,830
Interest Rate Derivatives, at Fair Value, Net	$ 12,443